FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft Engine Lessee Country	Dec. 31, 2019 USD ($) Aircraft Engine Country Lessee	Dec. 31, 2018 USD ($) Aircraft
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft held for operating lease | Aircraft	83	82
Number of engines held for operating lease | Engine	7	7
Number of aircraft on lease | Aircraft	78	81
Number of engines on lease | Engine	7	7
Number of lessees | Lessee	36	39
Number of countries in which lessees operate | Country	22	22
Number of aircraft off-lease | Aircraft	5	1
Capitalized cost of flight equipment purchased	$ 53,900	$ 260,300
Gain on sale of aircraft	36,003	97,323	$ 13,398
Flight equipment impairment	115,000	0	$ 0
Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,529,428	$ 2,720,000
Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold | Aircraft	2	10	3
Number of engines sold | Engine	1
Gain on sale of aircraft	$ 4,300	$ 2,900	$ 5,500
Flight equipment impairment	115,000
Flight Equipment Held for Operating Lease [Abstract]
Cost	3,197,702	3,334,996
Accumulated depreciation	(668,274)	(614,996)
Flight equipment held for operating lease, net	2,529,428	2,720,000
Major maintenance expenditures capitalized	$ 33,300	$ 16,300
Flight Equipment Held For Operating Lease [Member] | Widebody Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft | Aircraft	2
Flight Equipment Held For Operating Lease [Member] | Narrowbody Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft | Aircraft	7